Net fee income - Summary of net fee income (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019
Disclosure Of Analysis Of Income And Expense [Line Items]
Funds under management	$ 1,113	$ 1,110	$ 1,067
Cards	954	1,007	968
Broking income	743	513	544
Credit facilities	726	813	805
Account services	649	969	1,034
Underwriting	552	383	446
Unit trusts	455	489	546
Global custody	446	375	342
Remittances	325	374	373
Imports/exports	288	324	338
Insurance agency commission	171	177	200
Other	1,058	1,101	1,141
Fee income	7,480	7,635	7,804
Less: fee expense	(1,554)	(1,736)	(1,680)
Net fee income	5,926	5,899	6,124
Wealth and Personal Banking
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	2,691	2,765	2,870
Commercial Banking
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	1,630	1,617	1,773
Global Banking and Markets
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	1,608	1,550	1,489
Corporate Centre
Disclosure Of Analysis Of Income And Expense [Line Items]
Net fee income	$ (3)	$ (33)	$ (8)